Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Stock-Based Compensation
7. Stock-Based Compensation
2018 Stock Option and Incentive Plan
The Magenta Therapeutics, Inc. 2018 Stock Option and Incentive Plan (the “2018 Plan”) provides for the grant of incentive stock options, non-statutory
stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to employees, directors and consultants. Shares of common stock underlying any awards under the 2018 Plan and the Magenta Therapeutics, Inc. 2016 Stock Option and Grant Plan (the “2016 Plan”) that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) will be available for future awards under the 2018 Plan. As of December 31, 2022, 3,102,231 shares remained available for future grants under the 2018 Plan.
The 2018 Plan provides that the number of shares reserved and available for issuance under the 2018 Plan will automatically increase each January 1 by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s compensation committee. This number is subject to adjustment in the event of a stock split, stock dividend or other change in capitalization. The number of shares reserved for issuance under the 2018 Plan was increased by 2,425,596 shares effective January 1, 2023.
2016 Stock Option and Grant Plan
The Company also has outstanding stock options and restricted stock awards under the 2016 Plan, but is no longer granting awards under this plan.
The 2018 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the term of awards may not be greater than ten years. Vesting periods are determined at the discretion of the board of directors. Awards typically vest over eighteen months to four years. The exercise price for stock options granted may not be less than the fair value of common stock as of the date of grant. The fair value of common stock is based on quoted market prices.

2019 Employee Stock Purchase Plan
Employees may elect to participate in the Magenta Therapeutics, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”). The purchase price of common stock under the ESPP is equal to 85% of the lower of the fair market value of the common stock on the offering date or the exercise date. The six-month
offering periods begin in December and June of each year. During the year ended December 31, 2022, 120,013 shares of common stock were purchased under the ESPP at a purchase price per share of $0.96. During the year ended December 31, 2021, 25,563 shares of common stock were purchased under the ESPP at a weighted average purchase price of $5.53 per share. The Company recognized $0.1 million and less than $0.1 million of stock-based compensation during the years ended December 31, 2022 and 2021, respectively, related to the ESPP. As of December 31, 2022, 593,239 shares remained available for issuance under the ESPP.
The ESPP provides that the number of shares reserved and available for issuance under the ESPP will automatically increase each January 1 through January 1, 2029, by the lesser of (i) 1% of the number of shares issued and outstanding on the immediately preceding December 31, (ii) 1,000,000 shares and (iii) such number of shares as determined by the compensation committee of the Company’s board of directors. The number of shares reserved for issuance under the ESPP did not increase on January 1, 2023.
Common Stock Option Valuation
The assumptions that the Company used to determine the fair value of options granted were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	2.5%	0.9%
Expected term (in years)	5.9	6.0
Expected volatility	81.2%	80.5%
Expected dividend yield	0%	0%
Common Stock Option Activity
The following table summarizes the Company’s option activity since December 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	6,248,675	$9.15	8.2	$—
Granted	4,509,673	$2.13
Exercised	—	$—
Forfeited	(2,282,532)	$7.31

Outstanding as of December 31, 2022	8,475,816	$5.91	8.2	$—

Options vested and expected to vest as of December 31, 2022	8,475,816	$5.91	8.2	$—

Options exercisable as of December 31, 2022	3,641,107	$8.27	7.1	$—

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock. There were no option exercises during the year ended December 31, 2022. The aggregate intrinsic value of options exercised during the year ended December 31, 2021 was $1.3 million.
The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2022 and 2021 was $1.48 and $6.32, respectively.
Restricted Stock Units
The Company granted service-based restricted stock units to certain employees which vests over eighteen months to four years. Upon vesting, each restricted stock unit entitles the holder to a specified number of shares of common stock.
The table below summarizes the Company’s restricted stock unit activity since December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	289,918	$7.79
Granted	185,871	$1.90
Vested	(76,539)	$6.46
Forfeited	(142,006)	$6.97

Outstanding as of December 31, 2022	257,244	$4.38

The total fair value of restricted stock units vested during the years ended December 31, 2022 and 2021 was $0.1 million and $0.3 million, respectively.
Performance Restricted Stock Units
The Company grants performance-based restricted stock units to certain senior employees which vest upon the occurrence of certain operational and financial events. At the achievement of the performance-based vesting criteria, each performance-based restricted stock unit entitles the holder to a specified number of shares of common stock.
The table below summarizes the Company’s performance restricted stock unit activity since December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	190,000	$9.91
Granted	—	$—
Vested	—	$—
Forfeited	(20,000)	$7.51

Outstanding as of December 31, 2022	170,000	$10.19

There was no performance restricted stock units vested during the year ended December 31, 2022. The total fair value of performance restricted stock units vested during the year ended December 31, 2021 was $1.0 million.

Stock-Based Compensation
Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development expenses	$1,877	$3,836
General and administrative expenses	5,144	6,472

	$7,021	$10,308

As of December 31, 2022, unrecognized compensation expense related to unvested share-based awards with service-based vesting conditions was $13.6 million, which is expected to be recognized over a weighted average period of 2.2 years. Additionally, the Company had unrecognized compensation cost of $1.7 million related to the unvested performance restricted stock units for which the performance conditions were not considered probable of achievement as of December 31, 2022.